Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 115,796	$ 120,971
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,607	33,552
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,114	2,105
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,062	12,446
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	15,344	17,748
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	22,769	24,036
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,280	3,521
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,173	1,061
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,244	2,444
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	10,231	11,110
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	5,287	4,990
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,387	3,291
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,717	4,059
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 582	$ 608